Leases - Additional Information (Details)	12 Months Ended
Sep. 30, 2022
Maximum [Member]
Lessee Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	5 years
Lessee Operating Lease Extend Term	3 years
Minimum [Member]
Lessee Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Lessee Operating Lease Extend Term	1 year